Note 4 - Inventories	9 Months Ended
Sep. 30, 2012
Notes
Note 4 - Inventories	NOTE 4 – INVENTORIES At September 30, 2012, inventories consisted of the following:
06/30/2012
Raw materials	$2,276
Finished goods	2,604
Less reserve for obsolete inventory	(2,275)
Inventories	$2,605